Cover Page	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	VIMEO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40420
Entity Tax Identification Number	85-4334195
Entity Address, Address Line One	330 West 34th Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	524-8791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VMEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001837686
Amendment Flag	false